Employees' Retirement Benefits (Schedule Of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 183,669
2014	187,417
2015	181,377
2016	177,088
2017	168,262
2018-2022	610,529
Total	1,508,342
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
2013	31,359
2014	38,278
2015	41,262
2016	44,123
2017	46,453
2018-2022	256,524
Total	¥ 457,999